PGIM Total Return Bond Fund Expense Example, No Redemption - PGIM Total Return Bond Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 399
Expense Example, No Redemption, 3 Years	559
Expense Example, No Redemption, 5 Years	733
Expense Example, No Redemption, 10 Years	1,236
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	473
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,589
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	379
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	1,522
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	159
Expense Example, No Redemption, 5 Years	279
Expense Example, No Redemption, 10 Years	627
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	299
Expense Example, No Redemption, 5 Years	524
Expense Example, No Redemption, 10 Years	1,172
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	854
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	127
Expense Example, No Redemption, 5 Years	223
Expense Example, No Redemption, 10 Years	$ 504